                                                                    Exhibit 99.3

EXHIBIT C

                         MONTHLY NOTEHOLDER'S STATEMENT
                               ADVANTA BANK CORP.
                       ADVANTA BUSINESS CARD MASTER TRUST
                                  ADVANTASERIES
                           PERIOD ENDING JULY 31, 2006

Capitalized terms used in this notice have their respective meanings set forth in the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement.

The information which is required to be prepared with respect to the Payment Date of August 21, 2006 and with respect to the performance of the Trust during the Monthly Period of July 1, 2006 through July 31, 2006 is set forth below.

The Interest Period for all Tranches generally includes the previous Payment Date (or in the case of the first Interest Payment Date, the Closing Date) through and including the day preceding the current Payment Date. Interest on floating rate Tranches is calculated on the basis of 360-day year and the actual number of days in the related Interest Period. Interest on fixed rate Tranches is calculated on the basis of a 360-day year and twelve 30-day months.

The Record Date with respect to the current Payment Date is August 18, 2006.

The Determination Date with respect to the current calendar month is August 10, 2006.

The documents mentioned above may be found in the following Securities and Exchange Commission ("SEC") filings.

Master Indenture, dated as of August 1,    Included in Exhibit 4.1 to the Form 8-K filed with
2000.                                      the SEC on August 30, 2000 by Advanta Business
                                           Receivables Corp.

Amendment No. 1 to the Master Indenture,   Included in Exhibit 4.1 to the Form 8-K filed with
dated as of May 9, 2006.                   the SEC on May 19, 2006 by Advanta Business
                                           Receivables Corp.

AdvantaSeries Indenture Supplement,        Included in Exhibit 4.1 to the Form 8-K filed with
dated as of November 1, 2004.              the SEC on November 12, 2004 by Advanta Business
                                           Receivables Corp.

Transfer and Servicing Agreement           Included in Exhibit 4.3 to the Form 8-K filed with
("TSA"), dated as of August 1, 2000.       the SEC on August 30, 2000 by Advanta Business
                                           Receivables Corp.

Amendment No. 1 to the TSA, dated as of    Included in Exhibit 4.3 to the Form 8-K filed with
May 9, 2006.                               the SEC on May 19, 2006 by Advanta Business
                                           Receivables Corp.

Trust Agreement, dated as of August 1,     Included in Exhibit 4.4 to the Form 8-K filed with
2000.                                      the SEC on August 30, 2000 by Advanta Business
                                           Receivables Corp.

Amendment No. 1 to the Trust Agreement,    Included in Exhibit 4.2 to the Form 8-K filed with
dated as of May 9, 2006.                   the SEC on May 19, 2006 by Advanta Business
                                           Receivables Corp.

I. Information regarding the current monthly principal distribution to the Noteholders

                                      Total amount of
                    CUSIP Number   principal to be paid   Per $1,000
                    ------------   --------------------   ----------
NOTHING TO REPORT

II. Information regarding the current monthly interest distribution to the Noteholders

                                      Total amount of
                    CUSIP Number   interest to be paid    Per $1,000
                    ------------   --------------------   ----------
2005-A1              00761H BJ 9       $1,210,695.56        4.84278
2005-A2              00761H BK 6       $1,101,626.00        4.89612
2005-A3              00761H BM 2       $  979,166.67        3.91667
2005-A4              00761H BN 0       $  593,750.00        3.95833
2005-A5              00761H BP 5       $  966,778.67        4.83389
2006-A1              00761H BQ 3       $  858,333.33        4.29167
2006-A2              00761H BR 1       $1,199,584.44        4.79834
2006-A3              00761H BS 9       $1,104,166.67        4.41667
2006-A4              00761H BT 7       $1,447,501.33        4.82500
2005-B1              00761H BH 3       $  511,833.78        5.11834
2006-B1                                $  507,389.33        5.07389
2004-C1              00761H BG 5       $  571,389.33        5.71389
2005-C1              00761H BL 4       $  523,389.33        5.23389
2004-D1                                $   92,250.04        9.22500
2005-D1                                $  131,166.76        6.55834
2005-D2                                $  163,958.44        6.55834
2006-D1                                $  103,708.40        6.91389
2006-D2                                $  169,514.00        6.78056

III. Information regarding the performance of the Advanta Business Card Master Trust

   1.   The aggregate amount of such Collections with respect to Principal
        Receivables for the Monthly Period preceding such Payment Date                $  910,515,779.81
                                                                                      -----------------
   2.   The aggregate amount of such Collections with respect to Finance Charge and
        Administrative Receivables for the Monthly Period preceding such Payment
        Date                                                                          $   69,099,447.82
                                                                                      -----------------
   2a.  Interchange for the Monthly Period preceding such Payment Date (included in
        the amount shown above on line item III. 2.)                                  $   16,299,168.26
                                                                                      -----------------
   2b.  Recoveries for the Monthly Period preceding such Payment Date (included in
        the amount shown above on line item III. 2.)                                  $    1,152,253.47
                                                                                      -----------------
   3.   The Defaulted Amount for the Monthly Period preceding such Payment Date       $   14,762,773.40
                                                                                      -----------------
   4.   The annualized percentage equivalent of a fraction, the numerator of which is the Defaulted Amount less Recoveries for the preceding Monthly Period, and the denominator is the average Receivables for the preceding Monthly
        Period                                                                                     3.84%
                                                                                      -----------------
   5.   The total amount of Principal Receivables in the Trust at the beginning of
        the preceding Monthly Period                                                  $4,158,153,555.78
                                                                                      -----------------
   6.   The total amount of Principal Receivables in the Trust as of the last day
        of the preceding Monthly Period                                               $4,222,214,291.17
                                                                                      -----------------
   7.   The total amount of Finance Charge and Administrative Receivables in the
        Trust at the beginning of the preceding Monthly Period                        $   59,834,345.32
                                                                                      -----------------
   8.   The total amount of Finance Charge and Administrative Receivables in the
        Trust as of the last day of the preceding Monthly Period                      $   59,776,168.01
                                                                                      -----------------
   9.   The aggregated Adjusted Invested Amounts of all Series of Notes outstanding
        as of the last day of the preceding Monthly Period                            $3,326,718,346.00
                                                                                      -----------------
   10.  The Transferor Interest as of the end of the Monthly Period preceding such
        Payment Date                                                                  $  895,495,945.17
                                                                                      -----------------

   11.  The transferor percentage as of the end of the Monthly Period preceding
        such Payment Date                                                                         21.21%
                                                                                      -----------------
   12.  The Required Transferor Percentage                                                         6.00%
                                                                                      -----------------
   13.  The Required Transferor Interest                                              $  253,332,857.47
                                                                                      -----------------
   14.  The monthly principal payment rate for the Monthly Period preceding such
        Payment Date                                                                              21.90%
                                                                                      -----------------
   15.  The balance in the Excess Funding Account as of the end of the Monthly
        Period preceding such Payment Date                                            $              --
                                                                                      -----------------

   16. The aggregate outstanding balance of the Accounts which were delinquent as of the end of the Monthly Period preceding such Payment Date:

                                               Percentage of Total   Aggregate Account
                                                   Receivables            Balance
                                               -------------------   -----------------
(a) Delinquent between 30 days and 59 days            0.79%           $ 33,638,528.06
(b) Delinquent between 60 days and 89 days            0.61%           $ 26,214,723.36
(c) Delinquent between 90 days and 119 days           0.49%           $ 21,172,091.09
(d) Delinquent between 120 days and 149 days          0.40%           $ 17,021,807.24
(e) Delinquent between 150 days and 179 days          0.42%           $ 17,818,357.15
(f) Delinquent 180 days or greater                    0.00%           $            --
                                                      ----            ---------------
(g) Aggregate                                         2.71%           $115,865,506.90
                                                      ====            ===============

IV.  Information regarding the AdvantaSeries

   1. AdvantaSeries balances and amounts as of the end of the Monthly Period preceding such Payment Date

                                             Outstanding          Adjusted
                      Initial Principal       Principal          Outstanding           Invested       Adjusted Invested
                           Balance             Balance        Principal Balance         Amount              Amount
                      -----------------   -----------------   -----------------   -----------------   -----------------
2005-A1               $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00
2005-A2               $  225,000,000.00   $  225,000,000.00   $  225,000,000.00   $  225,000,000.00   $  225,000,000.00
2005-A3               $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00
2005-A4               $  150,000,000.00   $  150,000,000.00   $  150,000,000.00   $  150,000,000.00   $  150,000,000.00
2005-A5               $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00
2006-A1               $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00
2006-A2               $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00
2006-A3               $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00
2006-A4               $  300,000,000.00   $  300,000,000.00   $  300,000,000.00   $  300,000,000.00   $  300,000,000.00
                      -----------------   -----------------   -----------------   -----------------   -----------------
Total Class A         $2,075,000,000.00   $2,075,000,000.00   $2,075,000,000.00   $2,075,000,000.00   $2,075,000,000.00

2005-B1               $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00
2006-B1               $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00
                      -----------------   -----------------   -----------------   -----------------   -----------------
Total Class B         $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00

2004-C1               $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00
2005-C1               $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00
                      -----------------   -----------------   -----------------   -----------------   -----------------
Total Class C         $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00

2004-D1               $   10,000,000.00   $   10,000,000.00   $   10,000,000.00   $   10,000,000.00   $   10,000,000.00
2005-D1               $   20,000,000.00   $   20,000,000.00   $   20,000,000.00   $   20,000,000.00   $   20,000,000.00
2005-D2               $   25,000,000.00   $   25,000,000.00   $   25,000,000.00   $   25,000,000.00   $   25,000,000.00
2006-D1               $   15,000,000.00   $   15,000,000.00   $   15,000,000.00   $   15,000,000.00   $   15,000,000.00
2006-D2               $   25,000,000.00   $   25,000,000.00   $   25,000,000.00   $   25,000,000.00   $   25,000,000.00
                      -----------------   -----------------   -----------------   -----------------   -----------------
Total Class D         $   95,000,000.00   $   95,000,000.00   $   95,000,000.00   $   95,000,000.00   $   95,000,000.00
                      -----------------   -----------------   -----------------   -----------------   -----------------
Total AdvantaSeries   $2,570,000,000.00   $2,570,000,000.00   $2,570,000,000.00   $2,570,000,000.00   $2,570,000,000.00
                      =================   =================   =================   =================   =================

   2.   Weighted Average Floating Allocation Amount for the related Monthly Period    $2,570,000,000.00
                                                                                      -----------------
   3.   The Floating Investor Percentage with respect to the period:

        July 1, 2006 through July 19, 2006                                                   61.8062793%
                                                                                      -----------------
        July 20, 2006 through July 31, 2006                                                  60.3069841%
                                                                                      -----------------
   4.   The Fixed Investor Percentage with respect to the period:

        July 1, 2006 through July 19, 2006                                                   61.8062793%
                                                                                      -----------------
        July 20, 2006 through July 31, 2006                                                  60.3069841%
                                                                                      -----------------
   5.   The amount of Investor Principal Collections applicable to the
        AdvantaSeries                                                                 $  557,185,483.53
                                                                                      -----------------
   6a.  The amount of Available Finance Charge Collections on deposit in the
        Collection Account for the related Monthly Period                             $   31,656,693.16
                                                                                      -----------------
   6b.  Pursuant to Section 8.04(a) of the Master Indenture, the amount of
        Available Finance Charge Collections not on deposit in the Collection
        Account for the related Monthly Period                                        $   10,743,164.53
                                                                                      -----------------
   7.   The AdvantaSeries Defaulted Amount for the related Monthly Period             $    8,923,356.30
                                                                                      -----------------
   8.   The AdvantaSeries Monthly Servicing Fee for the related Monthly Period        $    4,283,333.33
                                                                                      -----------------

   9.   AdvantaSeries performance for the related Monthly Period

      a.   The cash yield for the related Monthly Period                                          19.80%
                                                                                      -----------------
      b.   The default rate for the related Monthly Period                                         4.17%
                                                                                      -----------------
      c.   The Net Portfolio Yield for the related Monthly Period                                 15.63%
                                                                                      -----------------
      d.   The Base Rate for the related Monthly Period                                            7.46%
                                                                                      -----------------
      e.   The Excess Spread Percentage for the related Monthly Period                             8.17%
                                                                                      -----------------
      f.   The Quarterly Excess Spread Percentage                                                  8.65%
                                                                                      -----------------
         i)   Excess Spread Percentage related to   Jul-06                                         8.17%
                                                                                      -----------------
         ii)  Excess Spread Percentage related to   Jun-06                                         7.81%
                                                                                      -----------------
         iii) Excess Spread Percentage related to   May-06                                         9.97%
                                                                                      -----------------

      g.   The average Excess Spread Amount for the three preceding Monthly Periods   $   15,987,762.12
                                                                                      -----------------
         i)   Excess Spread Amount related to       Jul-06                            $   16,956,965.98
                                                                                      -----------------
         ii)  Excess Spread Amount related to       Jun-06                            $   14,217,058.57
                                                                                      -----------------
         iii) Excess Spread Amount related to       May-06                            $   16,789,261.81
                                                                                      -----------------
   10.  Floating interest rate determinations:

LIBOR for all Tranches with an Interest Period from July 20, 2006 through and
including August 20, 2006                                                                       5.37813%
                                                                                      -----------------

   11.  Required interest payments

                                                Interest        Amounts withdrawn
                        Required interest    shortfalls and    from the Collection
                      amounts with respect     additional      Account for payment
                         to the current       interest from   of required interest    Unpaid required
                         Interest Period      prior periods          amounts          interest amounts
                      --------------------   --------------   --------------------   ----------------
2005-A1                  $ 1,210,695.56            $--           $ 1,210,695.56             $--
2005-A2                  $ 1,101,626.00            $--           $ 1,101,626.00             $--
2005-A3                  $   979,166.67            $--           $   979,166.67             $--
2005-A4                  $   593,750.00            $--           $   593,750.00             $--
2005-A5                  $   966,778.67            $--           $   966,778.67             $--
2006-A1                  $   858,333.33            $--           $   858,333.33             $--
2006-A2                  $ 1,199,584.44            $--           $ 1,199,584.44             $--
2006-A3                  $ 1,104,166.67            $--           $ 1,104,166.67             $--
2006-A4                  $ 1,447,501.33            $--           $ 1,447,501.33             $--
                         --------------            ---           --------------             ---
Total Class A            $ 9,461,602.67            $--           $ 9,461,602.67             $--

2005-B1                  $   511,833.78            $--           $   511,833.78             $--
2006-B1                  $   507,389.33            $--           $   507,389.33             $--
                         --------------            ---           --------------             ---
Total Class B            $ 1,019,223.11            $--           $ 1,019,223.11             $--

2004-C1                  $   571,389.33            $--           $   571,389.33             $--
2005-C1                  $   523,389.33            $--           $   523,389.33             $--
                         --------------            ---           --------------             ---
Total Class C            $ 1,094,778.66            $--           $ 1,094,778.66             $--

2004-D1                  $    92,250.04            $--           $    92,250.04             $--
2005-D1                  $   131,166.76            $--           $   131,166.76             $--
2005-D2                  $   163,958.44            $--           $   163,958.44             $--
2006-D1                  $   103,708.40            $--           $   103,708.40             $--
2006-D2                  $   169,514.00                          $   169,514.00             $--
                         --------------            ---           --------------             ---
Total Class D            $   660,597.64            $--           $   660,597.64             $--
                         --------------            ---           --------------             ---
Total AdvantaSeries      $12,236,202.08            $--           $12,236,202.08             $--
                         ==============            ===           ==============             ===

   12.  Principal Funding Account

                                    Required         Actual     Principal
                    Beginning       Principal       Deposit      Funding
                    Principal    Deposit Amount      to the    Sub-Account  Amount Withdrawn    Withdrawals         Ending
                     Funding    to the Principal   Principal      Amount       for Payment      of Coverage   Principal Funding
                   Sub-Account       Funding        Funding      prior to    of Principal to  Funding Excess     Sub-Account
                      Amount       Sub-Account    Sub-Account  Withdrawals     Noteholders         Amount            Amount
                   -----------  ----------------  ------------------------  ----------------  --------------  -----------------
NOTHING TO REPORT

   13.  Coverage Funding Required Amounts

      a.   Coverage Funding Amount as of the end of the related Monthly Period        $              --
                                                                                      -----------------
      b.   The Coverage Funding Amount for the Class A Notes as of the end of the
           related Monthly Period                                                     $              --
                                                                                      -----------------
      c.   The Coverage Funding Amount for the Class B Notes as of the end of the
           related Monthly Period                                                     $              --
                                                                                      -----------------
      d.   The Coverage Funding Amount for the Class C Notes as of the end of the
           related Monthly Period                                                     $              --
                                                                                      -----------------

   14.  Cash Collateral Account

      a.   Beginning Cash Collateral Account balance (ending balance as of the
           previous Payment Date)                                                     $   57,825,000.00
                                                                                      -----------------
      b.   Deposit into the Cash Collateral Account on the Closing Date of Tranches
           issued prior to the Payment Date                                           $    2,812,500.00
                                                                                      -----------------
      c.   Interest earnings since the preceding Payment Date                         $      250,181.16
                                                                                      -----------------
      d.   Amounts deposited to cover a Cash Collateral Account Deficit               $              --
                                                                                      -----------------
      e.   PFA Earnings Shortfall withdrawn and treated as Available Finance Charge
           Collections                                                                $              --
                                                                                      -----------------
      f.   Amounts withdrawn to cover interest payments, Monthly Servicing Fee and
           AdvantaSeries Defaulted Amount                                             $              --
                                                                                      -----------------
      g.   Amounts withdrawn at the date of issuance of a Foreclosure Certificate
           or at the Final Maturity Date of a Tranche                                 $              --
                                                                                      -----------------
      h.   Excess amount over the Required Cash Collateral Account Amount paid to
           the holder of the Trust Beneficial Interest                                $      250,181.16
                                                                                      -----------------
      i.   Ending Cash Collateral Account balance on the related Payment Date         $   60,637,500.00
                                                                                      =================
      j.   The Required Cash Collateral Account Amount on the related Payment Date    $   60,637,500.00
                                                                                      -----------------
      k.   The Available Cash Collateral Account Amount on the related Payment Date   $   60,637,500.00
                                                                                      -----------------
      l.   Has a Portfolio Decline Event occurred with respect to the Monthly
           Period preceding such Payment Date                                                        NO
                                                                                      -----------------

   15.   Spread Account

      a.   Beginning Spread Account balance (ending balance as of the previous
           Payment Date)                                                              $              --
                                                                                      -----------------
      b.   On the Closing Date for a Tranche, the initial deposit into the Spread
           Account                                                                    $              --
                                                                                      -----------------
      c.   Interest earnings since the preceding Payment Date                         $              --
                                                                                      -----------------
      d.   Amount deposited from Available Finance Charge Collections to cover the excess of the Required Spread Account Amount over the Spread Account
           balance                                                                    $              --
                                                                                      -----------------
      e.   Amounts withdrawn to cover interest payments, Monthly Servicing Fee and
           AdvantaSeries Defaulted Amount                                             $              --
                                                                                      -----------------
      f.   Amounts withdrawn at the date of issuance of a Foreclosure Certificate
           or at the Final Maturity Date of a Tranche                                 $              --
                                                                                      -----------------
      g.   Withdrawal of excess amount over the Required Spread Account Amount and
           deposited into the Cash Collateral Account                                 $              --
                                                                                      -----------------
      h.   Withdrawal of excess amount over the Required Spread Account Amount and
           paid to the holder of the Trust Beneficial Interest                        $              --
                                                                                      -----------------
      i.   Ending Spread Account balance on the related Payment Date                  $              --
                                                                                      =================
      j.   The Required Spread Account Amount on the related Payment Date             $              --
                                                                                      -----------------

   16. Required Subordinated Amounts as of the end of the Monthly Period preceding such Payment Date

                                       Required                        Excess of Subordinated
          Required subordination     Subordinated      Subordinated      Notes over Required
                percentage              Amount            Notes          Subordinated Amount
          ----------------------   ---------------   ---------------   ----------------------
Class A          21.5805%          $447,795,375.00   $495,000,000.00       $47,204,625.00
Class B           8.9918%           204,563,450.00    295,000,000.00        90,436,550.00
Class C           3.6269%            89,765,775.00     95,000,000.00         5,234,225.00

   17.   Adjusted Invested Amount

                                                        Increase
                                                        from the
                                         Initial       withdrawal                     Reductions    Reductions
                                        Principal        of the                         due to        due to
                       Beginning      Balances and      Coverage        Increase     reallocation    amounts
                       Adjusted       any increases  Funding Excess       from       of Available   deposited    Ending Adjusted
                   Invested Amount      from the       Amount from   reimbursements    Principal     into the    Invested Amount
                         for           issuance of    the Principal    of Adjusted    Collections   Principal    for the related
                     the related     any additional      Funding        Invested     and Investor    Funding         Monthly
                    Monthly Period        Notes        Sub-Account   Amount Deficit   Charge-Offs  Sub-Account        Period
                  -----------------  --------------  --------------  --------------  ------------  -----------  -----------------
2005-A1           $  250,000,000.00        $--             $--             $--            $--          $--      $  250,000,000.00
2005-A2           $  225,000,000.00        $--             $--             $--            $--          $--      $  225,000,000.00
2005-A3           $  250,000,000.00        $--             $--             $--            $--          $--      $  250,000,000.00
2005-A4           $  150,000,000.00        $--             $--             $--            $--          $--      $  150,000,000.00
2005-A5           $  200,000,000.00        $--             $--             $--            $--          $--      $  200,000,000.00
2006-A1           $  200,000,000.00        $--             $--             $--            $--          $--      $  200,000,000.00
2006-A2           $  250,000,000.00        $--             $--             $--            $--          $--      $  250,000,000.00
2006-A3           $  250,000,000.00        $--             $--             $--            $--          $--      $  250,000,000.00
2006-A4           $  300,000,000.00        $--             $--             $--            $--          $--      $  300,000,000.00
                  -----------------        ---             ---             ---            ---          ---      -----------------
Total Class A     $2,075,000,000.00        $--             $--             $--            $--          $--      $2,075,000,000.00

2005-B1           $  100,000,000.00        $--             $--             $--            $--          $--      $  100,000,000.00
2006-B1           $  100,000,000.00        $--             $--             $--            $--          $--      $  100,000,000.00
                  -----------------        ---             ---             ---            ---          ---      -----------------
Total Class B     $  200,000,000.00        $--             $--             $--            $--          $--      $  200,000,000.00

2004-C1           $  100,000,000.00        $--             $--             $--            $--          $--      $  100,000,000.00
2005-C1           $  100,000,000.00        $--             $--             $--            $--          $--      $  100,000,000.00
                  -----------------        ---             ---             ---            ---          ---      -----------------
Total Class C     $  200,000,000.00        $--             $--             $--            $--          $--      $  200,000,000.00

2004-D1           $   10,000,000.00        $--             $--             $--            $--          $--      $   10,000,000.00
2005-D1           $   20,000,000.00        $--             $--             $--            $--          $--      $   20,000,000.00
2005-D2           $   25,000,000.00        $--             $--             $--            $--          $--      $   25,000,000.00
2006-D1           $   15,000,000.00        $--             $--             $--            $--          $--      $   15,000,000.00
2006-D2           $   25,000,000.00        $--             $--             $--            $--          $--      $   25,000,000.00
                  -----------------        ---             ---             ---            ---          ---      -----------------
Total Class D     $   95,000,000.00        $--             $--             $--            $--          $--      $   95,000,000.00
                  -----------------        ---             ---             ---            ---          ---      -----------------
Total
   AdvantaSeries  $2,570,000,000.00        $--             $--             $--            $--          $--      $2,570,000,000.00
                  =================        ===             ===             ===            ===          ===      =================

Initial Principal Balance of such Tranche of Notes issued after the end of the                     Class B
related Monthly Period but prior to the related Payment Date:                                      (2006-B2)
                                                                                                   Notes        $  125,000,000.00
                                                                                                                =================

                                        Advanta Bank Corp.
                                        as Servicer


                                        By: /s/ DAVID WEINSTOCK
                                            ------------------------------------
                                        Name: David Weinstock
                                        Title: Vice President